Note 10 - Goodwill (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Condensed Cash Flow Statement [Table Text Block]
	January 31, 2019	January 31, 2018
Balance at beginning of year	350,148	263,113
Acquisition of Datamyne	-	(435)
Acquisition of ShipRush	-	8,603
Acquisition of PCSTrac	-	5,815
Acquisition of MacroPoint	-	65,213
Acquisition of Aljex	18,903	-
Acquisition of Velocity Mail	8,448	-
Acquisition of PinPoint	6,306	-
Adjustments on account of foreign exchange	(5,627)	7,839
Balance at end of year	378,178	350,148